Goodwill & Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 103,594	$ 103,594
Accumulated amortization	33,599	22,987
Net carrying amount	69,995	80,607
Developed technology [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	27,316	27,316
Accumulated amortization	8,655	5,921
Net carrying amount	$ 18,661	21,395
Useful life (Years)	10 years
Image big data [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 52,500	52,500
Accumulated amortization	16,625	11,375
Net carrying amount	$ 35,875	41,125
Useful life (Years)	10 years
Market platform [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 2,591	2,591
Accumulated amortization	2,052	1,404
Net carrying amount	$ 539	1,187
Useful life (Years)	4 years
Radiologist relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 17,770	17,770
Accumulated amortization	5,042	3,448
Net carrying amount	$ 12,728	14,322
Useful life (Years)	11 years 2 months 1 day
Trade name [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 2,095	2,095
Accumulated amortization	545	373
Net carrying amount	$ 1,550	1,722
Useful life (Years)	12 years 2 months 1 day
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Gross carrying amount	$ 1,322	1,322
Accumulated amortization	680	466
Net carrying amount	$ 642	$ 856
Useful life (Years)	6 years 2 months 1 day